Prepayments, accrued income and other assets (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Prepayments and accrued income		$ 13,781	$ 13,854
Settlement accounts and items in course of collection from other banks		19,050	39,195
Cash collateral and margin receivables		59,488	57,058
Bullion		16,841	13,701
Endorsements and acceptances		8,093	7,939
Insurance contract assets (Note 4)		132	252	$ 136
Reinsurance contract assets		4,798	4,728
Employee benefit assets (Note 5)		7,548	7,750
Right-of-use assets		2,205	2,456
Owned property, plant and equipment		9,407	10,478
Other accounts		11,397	14,186
Prepayments, accrued income and other assets	[1]	152,740	171,597
– prepayments, accrued income and other assets
Disclosure of financial assets [line items]
Financial assets at amortised cost		$ 109,336	$ 129,203

[1]	In 2023 ‘Items in the course of collection from other banks’ ($6.3bn) were presented on the face of the balance sheet but are now reported within
‘Prepayments, accrued income and other assets’ in the Annual Report and Accounts 2024. Similarly, ‘Items in the course of transmission to other banks’ ($7.3bn) are now presented within ‘Accruals, deferred income and other liabilities’.